CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating activities
Net increase in net assets resulting from operations	$ 402	$ 2,493
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Capitalized paid-in-kind income	(8)	(165)
Amortization of premium/accretion of discount, net	(51)	(159)
Proceeds from sales of investments	11,123	7,718
Proceeds from paydowns on investments	267	9,584
Net receipt of settlement of derivatives	115	373
Net payment of settlement of derivatives	(4)	(498)
Net realized (gains) losses on derivatives	(111)	125
Purchases of investments	(4,905)	(1,242)
Net realized (gains) losses on investments	73	(629)
Net change in unrealized (appreciation) depreciation on investments	(106)	281
Net change in unrealized (appreciation) depreciation on foreign currency forward contracts	78	(254)
(Increase) decrease in operating assets:
Interest and dividend income receivable	154	(7)
Principal receivable	11,499	4,636
Principal payable	1,552	0
Receivable from related parties	8	22
Prepaid expenses and other assets	66	(325)
Increase (decrease) in operating liabilities:
Accrued management fee	(51)	(358)
Payable to related parties	6	(1)
Accounts payable, accrued expenses and other liabilities	(175)	331
Net cash provided by operating activities	19,932	21,925
Financing activities
Distributions paid	(17,404)	(19,964)
Net cash used in financing activities	(17,404)	(19,964)
Net increase in cash, cash equivalents and restricted cash	2,528	1,961
Cash, cash equivalents and restricted cash, beginning of year	8,956	29,204
Cash, cash equivalents and restricted cash, end of period	11,484	31,165
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	11,484	18,781
Restricted cash		12,384
Total cash, cash equivalents and restricted cash	$ 11,484	$ 31,165